UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06640

American Strategic Income Portfolio Inc. II
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)

(800) 677-3863
(Registrant's telephone number, including area code)

Date of fiscal year end: August 31, 2008

Date of reporting period: November 30, 2007

Item 1. Schedules of Investments.

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio II	November 30, 2007

Description of Security	Date Acquired	Par Value	Cost	Value (a)
(Percentages of each investment category relate to net assets)

U.S. Government Agency Mortgage-Backed Securities (b) — 3.8%
Fixed Rate — 3.8%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231		$3,429,129	$3,516,059	$3,479,095
9.00%, 7/1/30, #C40149		145,254	148,742	157,678
Federal National Mortgage Association,
6.00%, 10/1/16, #607030		246,208	247,281	252,255
5.50%, 6/1/17, #648508		296,502	297,710	301,111
5.00%, 9/1/17, #254486		508,618	509,720	510,245
5.00%, 11/1/17, #657356		1,037,462	1,041,960	1,040,781
6.50%, 6/1/29, #252497		1,125,378	1,118,521	1,166,283
7.50%, 4/1/30, #532867		47,596	46,148	50,796
7.50%, 5/1/30, #535289		119,858	116,216	127,915
8.00%, 5/1/30, #538266		42,003	41,522	44,842
8.00%, 6/1/30, #253347		157,747	155,945	168,412
Total U.S. Government Agency Mortgage-Backed Securities			7,239,824	7,299,413

Corporate Notes (c) — 7.0%
Fixed Rate — 7.0%
Stratus Properties II, 6.56%, 12/31/11	6/14/01	5,000,000	5,000,000	5,150,000
Stratus Properties III, 6.56%, 12/31/11	12/12/06	8,000,000	8,000,000	8,240,000
Total Corporate Notes			13,000,000	13,390,000

Whole Loans and Participation Mortgages I (c) (d) — 101.7%
Commercial Loans — 57.2%
5555 East Van Buren I, Phoenix, AZ, 5.68%, 7/1/11 (b)	6/23/04	6,395,981	6,395,981	6,516,994
5555 East Van Buren II, Phoenix, AZ, 7.13%, 7/1/11	8/18/06	1,484,821	1,484,821	1,544,213
American Mini-Storage, Memphis, TN, 6.80%, 12/1/10	11/5/07	3,060,000	3,060,000	3,151,800
Bigelow Office Building, Las Vegas, NV, 6.38%, 4/1/17 (b)	3/31/97	1,148,742	1,148,742	1,199,455
Cypress Point Office Park I, Tampa, FL, 5.30%, 6/1/09 (b)	5/19/04	4,490,520	4,490,520	4,533,617
Cypress Point Office Park II, Tampa, FL, 5.30%, 7/1/09 (b)	5/19/04	4,362,800	4,362,800	4,404,671
Hadley Avenue Business Center, Oakdale, MN, 8.38%, 1/1/11 (b)	12/14/00	2,209,614	2,209,614	2,297,999
LaCosta Centre, Austin, TX, 5.20%, 3/1/09 (b)	2/27/04	4,349,203	4,349,203	4,378,987
Oak Knoll Village Shopping Center, Austin, TX, 6.73%, 10/1/13 (b)	9/17/03	1,540,183	1,540,183	1,617,192
Office City Plaza, Houston, TX, 6.43%, 6/1/12 (b)	5/25/07	5,577,467	5,577,467	5,834,806
Oyster Point Office Park, Newport News, VA, 6.68%, 2/1/11 (b) (f)	1/4/06	12,200,000	12,200,000	12,802,527
PennMont Office Plaza, Albuquerque, NM, 6.63%, 4/1/11 (b) (f)	3/30/06	1,450,000	1,450,000	1,513,776
Perkins - Blaine, Blaine, MN, 6.63%, 1/1/17 (b)	12/13/06	1,825,000	1,825,000	1,916,250
Raveneaux Country Club, Spring, TX, 8.36%, 1/1/08 (e) (f)	12/19/05	8,800,000	8,800,000	8,800,000
Redwood Dental Building, Taylorsville, UT, 7.40%, 7/1/12 (b)	6/28/02	2,510,213	2,510,213	2,610,621
Robberson Auto Dealerships, Bend and Prineville, OR, 6.40%, 4/1/17	3/30/07	7,334,501	7,334,501	7,692,989
Signal Butte, Mesa AZ, 6.90%, 5/1/10 (b) (f)	6/20/07	15,000,000	15,000,000	15,749,999
Station Square, Pompano Beach, FL, 6.33%, 2/1/14 (b)	1/19/07	12,000,000	12,000,000	12,481,397
Sundance Plaza, Colorado Springs, CO, 7.13%, 11/1/08	10/29/98	162,602	162,602	164,909
Waste Connections Warehouse, Englewood, CO, 6.58%, 3/1/14	2/15/07	1,292,009	1,292,009	1,347,773
Woodmen Corporate Center, Colorado Springs, CO, 7.36%, 9/1/08 (b) (e) (f)	8/8/05	9,950,000	9,950,000	9,873,615
			107,143,656	110,433,590

Multifamily Loans — 44.4%
Adelphi Springs Apartments, Adelphi, MD, 9.93%, 3/1/09 (g)	6/27/03	5,084,592	5,084,592	3,559,214
Carolina Square Apartments, Tallahassee, FL, 6.63%, 8/1/12 (b) (f)	7/20/07	7,875,000	7,875,000	8,268,749
Chardonnay Apartments, Tulsa, OK, 6.40%, 7/1/13 (b)	6/5/03	3,945,743	3,945,743	4,140,734
Highland Ridge & Highland Glen Apartments, Oklahoma City, OK, 14.90%, 10/1/08 (f)	9/30/04	3,850,000	3,850,000	3,758,296
Lake Point Terrace Apartments, Madison, WI, 6.33%, 5/1/17	4/13/07	5,015,377	5,015,377	5,266,146
Oakton Terrace Apartments, Adelphi, MD, 9.88%, 8/1/11 (g)	6/27/03	670,141	670,141	512,496
Park Hampshire Apartments, Adelphi, MD, 9.90%, 1/1/13 (g)	6/27/03	3,111,280	3,111,280	2,177,896
RP-Plaza Development, Oxnard, CA, 8.09%, 3/1/10 (e) (f)	2/23/05	5,000,000	5,000,000	5,016,130
Sapphire Skies, Cle Elum, WA, 8.36%, 1/1/09 (e) (f)	12/23/05	9,250,000	9,250,000	9,250,000

2007 Quarterly Report	1	American Strategic Income Portfolio II

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio II (continued)

Description of Security	Date Acquired	Par Value/ Shares	Cost	Value (a)
Summit Chase Apartments I, Coral Springs, FL, 6.68%, 12/31/07 (f)	7/7/05	$12,670,000	$12,670,000	$12,670,000
Summit Chase Apartments II, Coral Springs, FL, 9.90%, 12/31/07 (f) (g)	7/7/05	2,974,000	2,974,000	2,081,800
Sussex Club Apartments I, Athens, GA, 6.33%, 5/1/10 (f)	4/17/07	9,126,000	9,126,000	9,399,780
Sussex Club Apartments II, Athens, GA, 6.88%, 5/1/10 (f)	4/17/07	1,825,000	1,825,000	1,704,833
Timber Ridge Apartments, Houston, TX, 9.88%, 8/1/13 (f)	4/23/02	500,000	500,000	475,941
Trinity Oaks Apartments I, Dallas, TX, 6.53%, 4/1/09 (f)	3/30/06	7,000,000	7,000,000	6,156,485
Trinity Oaks Apartments II, Dallas, TX, 7.88%, 4/1/09 (f) (g)	3/30/06	1,690,000	1,690,000	1,183,000
Vista Bonita Apartments, Denton, TX, 7.84%, 4/1/08 (e)	3/4/05	2,743,095	2,743,095	1,920,166
Windy Meadows, Arlington, TX, 6.93%, 5/1/10 (f)	4/27/07	6,380,000	6,380,000	6,571,400
Winterland Apartments I, Grand Forks, ND, 9.23%, 7/1/12	6/6/97	536,748	536,748	563,586
Winterland Apartments II, Grand Forks, ND, 9.23%, 7/1/12	6/6/97	1,028,767	1,028,767	1,080,205
			90,275,743	85,756,857

Single Family Loans — 0.1%
Merchants Bank, 2 loans, Vermont, 10.48%, 12/1/20	12/18/92	59,510	59,999	58,931
PHH U.S. Mortgage, 2 loans, California and Delaware, 8.65%, 1/1/12	12/30/92	174,975	169,766	167,219
			229,765	226,150
Total Whole Loans and Participation Mortgages			197,649,164	196,416,597

Preferred Stocks — 21.2%
Real Estate Investment Trusts — 21.2%
AMB Property, Series L (b)		62,000	1,583,757	1,308,200
AMB Property, Series M (b)		14,360	367,561	309,602
AMB Property, Series O (b)		17,500	437,500	381,173
BRE Properties, Series C (b)		62,000	1,560,500	1,300,140
BRE Properties, Series D (b)		18,148	457,465	380,927
Developers Diversified Realty, Series H (b)		63,700	1,636,809	1,412,866
Developers Diversified Realty, Series I (b)		31,600	823,427	706,260
Duke Realty, Series J (b)		38,244	974,588	806,948
Duke Realty, Series K (b)		43,000	1,081,863	876,340
Duke Realty, Series L (b)		12,000	302,160	251,160
Duke Realty, Series M (b)		8,000	200,000	177,760
Equity Residential Properties, Series N (b)		125,000	3,136,834	2,702,500
Health Care Properties, Series E (b)		10,000	257,000	208,500
Health Care Properties, Series F (b)		46,235	1,166,230	952,903
Hospitality Properties Trust, Series C (b)		160,000	4,000,000	3,080,000
HRPT Property, Series C (b)		100,000	2,500,000	2,165,000
Kimco Realty, Series B (b)		58,000	1,406,500	1,276,000
Prologis Trust, Series F (b)		35,120	892,477	777,206
Prologis Trust, Series G (b)		43,190	1,098,075	949,316
PS Business Parks, Series H (b)		35,000	868,036	733,250
PS Business Parks, Series I (b)		20,000	485,577	407,400
PS Business Parks, Series M (b)		43,180	1,077,682	919,734
Public Storage, Series A (b)		40,000	977,346	849,200
Public Storage Series B (b)		22,200	543,900	509,268
Public Storage, Series E (b)		15,000	377,550	317,700
Public Storage, Series L (b)		21,500	498,800	456,875
Public Storage, Series M (b)		80,000	2,000,000	1,655,200
Public Storage, Series X (b)		20,000	497,779	396,000
Public Storage, Series Z (b)		20,000	502,366	406,800
Realty Income, Series D (b)		90,000	2,281,500	2,124,000
Realty Income, Series E (b)		49,500	1,247,400	1,046,925
Regency Centers Series C (b)		44,000	1,082,075	978,560
Regency Centers, Series D (b)		48,238	1,244,275	1,063,648
Regency Centers, Series E (b)		50,000	1,245,000	1,039,065
UDR, Series G (b)		120,000	3,000,000	2,475,600
Vornado Realty Trust, Series F (b)		65,000	1,611,277	1,335,100
Vornado Realty Trust, Series G (b)		11,000	257,950	224,400
Vornado Realty Trust, Series I (b)		16,000	374,000	326,400
Weingarten Realty Investors, Series F (b)		182,500	4,489,375	3,713,875

2007 Quarterly Report	2	American Strategic Income Portfolio II

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio II (continued)

	Shares	Cost	Value(a)
Total Preferred Stocks		$48,544,634	$41,001,801

Total Investments in Unaffiliated Securities		266,433,622	258,107,811

Short-Term Investment — 3.7%
First American Prime Obligations Fund, Class Z (h)	7,188,022	7,188,022	7,188,022

Total Investments in Securities (i) — 137.4%		$273,621,644	$265,295,833

Other Assets and Liabilities, Net — (37.4)%			(72,162,761)

Total Net Assets — 100.0%			$193,133,072

Notes to Schedule of Investments:

(a)
Security valuations for the fund’s investments (other than whole loans and participation mortgages) are furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the security is purchased or sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value. Security valuations are performed once a week and at the end of each month.

The fund’s investments in whole loans (single family, multifamily, and commercial) and participation mortgages are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund’s board of directors. Pursuant to these procedures, whole loan investments are initially valued at cost and their values are subsequently monitored and adjusted using a FAF Advisors, Inc. (“FAF Advisors”) pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans or participation mortgages, as the case may be. The results of the pricing model may be further subject to price ceilings due to the illiquid nature of the loans. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week.

Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans and participation mortgages are determined no less frequently than weekly. Although FAF Advisors believes the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans and participation mortgages can only be determined in negotiations between the fund and third parties.

As of November 30, 2007, the fund held fair valued securities with a value of $209,806,597 or 108.6% of total net assets.

(b)	On November 30, 2007, securities valued at $134,351,900 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$6,429,005	11/8/07	4.90%	12/7/07	$20,126	(1)
39,000,000	11/1/07	5.56%	12/3/07	153,474	(2)
1,000,000	11/27/07	5.68%	12/3/07	632	(2)
6,000,000	11/29/07	6.10%	12/3/07	2,033	(2)
20,353,000	11/8/07	5.37%	12/10/07	78,345	(3)
$72,782,005				$254,610

* Interest rate as of November 30, 2007. Rate is based on the London InterBank Offered Rate (LIBOR) plus a spread and reset monthly.

2007 Quarterly Report	3	American Strategic Income Portfolio II

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio II (continued)

Name of broker and description of collateral:

(1)	Morgan Stanley:
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $3,429,129 par
Federal Home Loan Mortgage Corporation, 9.00%, 7/1/30, $145,254 par
Federal National Mortgage Association, 6.00%, 10/1/16, $246,208 par
Federal National Mortgage Association, 5.50%, 6/1/17, $296,502 par
Federal National Mortgage Association, 5.00%, 9/1/17, $508,618 par
Federal National Mortgage Association, 5.00%, 11/1/17, $1,037,462 par
Federal National Mortgage Association, 6.50%, 6/1/29, $1,125,378 par
Federal National Mortgage Association, 7.50%, 4/1/30, $47,596 par
Federal National Mortgage Association, 7.50%, 5/1/30, $119,858 par
Federal National Mortgage Association, 8.00%, 5/1/30, $42,003 par
Federal National Mortgage Association, 8.00%, 6/1/30, $157,747 par

(2)	Morgan Stanley:
5555 East Van Buren I, 5.68%, 7/1/11, $6,395,981 par
Bigelow Office Building, 6.38%, 4/1/17, $1,148,742 par
Carolina Square Apartments, 6.63%, 8/1/12, $7,875,000 par
Chardonnay Apartments, 6.40%, 7/1/13, $3,945,743 par
Cypress Point Office Park I, 5.30%, 6/1/09, $4,490,520 par
Cypress Point Office Park II, 5.30%, 7/1/09, $4,362,800 par
Hadley Avenue Business Center, 8.38%, 1/1/11, $2,209,614 par
LaCosta Centre, 5.20%, 3/1/09, $4,349,203 par
Oak Knoll Village Shopping Center, 6.73%, 10/1/13, $1,540,183 par
Office City Plaza, 6.43%, 6/1/12, $5,577,467 par
Oyster Point Office Park, 6.68%, 2/1/11, $12,200,000 par
PennMont Office Plaza, 6.63%, 4/1/11, $1,450,000 par
Perkins-Blaine, 6.63%, 1/1/17, $1,825,000 par
Redwood Dental Building, 7.40%, 7/1/12, $2,510,213 par
Signal Butte, 6.90%, 5/1/10, $15,000,000 par
Station Square, 6.33%, 2/1/14, $12,000,000 par
Woodmen Corporate Center, 7.36%, 9/1/08, $9,950,000 par

(3)	Dresdner Bank:
AMB Property, Series L, 62,000 shares
AMB Property, Series M, 14,360 shares
AMB Property, Series O, 17,500 shares
BRE Properties, Series C, 62,000 shares
BRE Properties, Series D, 18,148 shares
Developers Diversified Realty, Series H, 24,500 shares
Developers Diversified Realty, Series I, 31,600 shares
Duke Realty, Series J, 38,244 shares
Duke Realty, Series K, 43,000 shares
Duke Realty, Series L, 12,000 shares
Duke Realty, Series M, 8,000 shares
Equity Residential Properties, Series N, 125,000 shares
Health Care Properties, Series E, 10,000 shares
Health Care Properties, Series F, 46,235 shares
Hospitality Properties Trust, Series C, 160,000 shares
HRPT Properties, Series C, 100,000 shares
Kimco Realty, Series B, 58,000 shares
Prologis Trust, Series F, 35,120 shares
Prologis Trust, Series G, 43,190 shares
PS Business Parks, Series H, 35,000 shares
PS Business Parks, Series I, 20,000 shares
PS Business Parks, Series M, 43,180 shares
Public Storage, Series A, 40,000 shares
Public Storage, Series B, 22,200 shares
Public Storage, Series E, 15,000 shares
Public Storage, Series L, 21,500 shares
Public Storage, Series M, 80,000 shares
Public Storage, Series X, 20,000 shares

2007 Quarterly Report	4	American Strategic Income Portfolio II

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio II (concluded)

Public Storage, Series Z, 20,000 shares
Realty Income, Series D, 90,000 shares
Realty Income, Series E, 49,500 shares
Regency Centers, Series C, 44,000 shares
Regency Centers, Series D, 48,238 shares
Regency Centers, Series E, 50,000 shares
UDR, Series G, 120,000 shares
Vornado Realty Trust, Series F, 65,000 shares
Vornado Realty Trust, Series G, 11,000 shares
Vornado Realty Trust, Series I, 16,000 shares
Weingarten Realty Investors, Series F, 182,500 shares

The fund has entered into a lending commitment with Morgan Stanley. The agreement permits the fund to enter into reverse repurchase agreements up to $70,000,000 using whole loans as collateral. The fund pays a fee of 0.15% to Morgan Stanley on any unused portion of the $70,000,000 lending commitment.

The fund has entered into a lending commitment with Dresdner Bank. The agreement permits the fund to enter into reverse repurchase agreements up to $22,000,000 using preferred stock as collateral. The fund pays a fee of 0.25% to Dresdner Bank on any unused portion of the $22,000,000 lending commitment.

(c)
Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. See note (a) above.

(d)
Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage services) on November 30, 2007. Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of November 30, 2007.

(e)	Variable Rate Security - The rate shown is the net coupon rate in effect as of November 30, 2007.

(f)
Interest only - Represents securities that entitle holders to receive only interest payments on the mortgages. Principal balance on the loan is due at maturity. The interest rate disclosed represents the coupon rate in effect as of November 30, 2007.

(g)	Loan or a portion of this loan not current on interest and/or principal payments.

(h)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund.

(i)
On November 30, 2007, the cost of investments in securities was $273,621,644. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost, were as follows:

Gross unrealized appreciation	$5,253,146
Gross unrealized depreciation	(13,578,957)
Net unrealized depreciation	$(8,325,811)

2007 Quarterly Report	5	American Strategic Income Portfolio II

Item 2—Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc. II

By:  /s/ Thomas S. Schreier, Jr.

Thomas S. Schreier, Jr.
President

Date: January 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Thomas S. Schreier, Jr.

Thomas S. Schreier, Jr.
President

Date: January 17, 2008

By:   /s/ Charles D. Gariboldi, Jr.

Charles D. Gariboldi, Jr.
Treasurer

Date: January 17, 2008